Business Combination - Purchase Consideration (Details) - USD ($)					1 Months Ended	2 Months Ended	3 Months Ended										6 Months Ended			8 Months Ended	10 Months Ended	12 Months Ended					18 Months Ended
	Dec. 31, 2019	Nov. 14, 2019	Dec. 31, 2018	[1]	Nov. 14, 2019	Dec. 31, 2019	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	[1]	Jun. 30, 2020	Nov. 14, 2019	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]	Jun. 30, 2020
Business Acquisition [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor		Predecessor		Predecessor	Successor	Successor		Predecessor	Predecessor		Predecessor	Predecessor	Predecessor	Predecessor	Predecessor	Successor	Predecessor			Predecessor [1]	Predecessor	Predecessor		Predecessor
Goodwill, Period Increase (Decrease), Total						$ 0
Purchased Goodwill, Income Tax Amortization Period																	15 years
Useful economic lives																	3 years
Settlement made for termination of referral agreements																	$ 10,000,000.0					$ 10,000,000.0
Settlement made in the form of cash																	7,000,000.0					7,000,000.0
Settlement made in the form of common stock																	3,000,000.0					$ 3,000,000.0
Maximum
Business Acquisition [Line Items]
Useful economic lives																						5 years
Minimum
Business Acquisition [Line Items]
Useful economic lives																						2 years
Customer relationships
Business Acquisition [Line Items]
Allocation of the preliminary fair value		$ 6,000,000.0			$ 6,000,000.0		$ 1,000,000.0										1,000,000.0			$ 1,000,000.0	$ 6,000,000.0						$ 1,000,000.0
Goodwill, Period Increase (Decrease), Total								$ 5,000,000.0									$ 5,000,000.0
Customer relationships | Maximum
Business Acquisition [Line Items]
Useful economic lives		5 years
Customer relationships | Minimum
Business Acquisition [Line Items]
Useful economic lives		2 years
Trinity
Business Acquisition [Line Items]
Allocation of the preliminary fair value		$ 1,000,000			$ 1,000,000																1,000,000
Transaction costs						$ 400,000														$ 400,000	$ 25,800,000	$ 26,200,000					$ 26,200,000

[1]	Predecessor periods are combined as disclosed in Note 1.